Convertible Debentures (Details 1) - USD ($)	Feb. 28, 2021	Nov. 30, 2020
Promissory notes payable	$ 167,224	$ 163,758
Promissory Notes Payable 1
Promissory notes payable	$ 167,224	$ 163,758